Post-employment benefits for associates - Reconciliation of net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Past service costs and settlements	$ (154)	$ 2	$ 1
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	(278)	(242)
Current service cost	(31)	(22)
Net interest expense	(5)	(5)
Administrative expenses	(1)	(1)
Past service costs and settlements	(11)	(2)
Remeasurements	5	(36)
Currency translation effects	(20)	6
Employer contributions	25	21
Effect of acquisitions, divestments or transfers	12	5
Change in limitation on recognition of fund surplus	(11)	(2)
Net defined benefit liability	(315)	(278)	(242)
Other post-employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	(423)	(345)
Current service cost	(14)	(8)
Net interest expense	(15)	(14)
Administrative expenses	0	0
Past service costs and settlements	165	0
Remeasurements	(61)	(28)
Currency translation effects	0	0
Employer contributions	16	(28)
Effect of acquisitions, divestments or transfers	0	0
Change in limitation on recognition of fund surplus	0	0
Net defined benefit liability	(332)	(423)	$ (345)
Prepaid benefit cost [member] | Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	13
Net defined benefit liability	24	13
Prepaid benefit cost [member] | Other post-employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	0
Net defined benefit liability	0	0
Accrued benefit liability [member] | Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	(291)
Net defined benefit liability	(339)	(291)
Accrued benefit liability [member] | Other post-employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	(423)
Net defined benefit liability	$ (332)	$ (423)